Label	Element	Value
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	77.30%
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	77.30%
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF | Futures Contract [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.90%